COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST II

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

Supplement dated January 1, 2010 to the Prospectuses and Statements of Additional Information of the following Funds

Columbia Retirement 2005 Portfolio	Columbia Multi-Advisor International Equity Fund
Columbia Retirement 2010 Portfolio	Supplement to the Prospectuses and Statement of
Columbia Retirement 2015 Portfolio	Additional information dated September 11, 2009
Columbia Retirement 2020 Portfolio
Columbia Retirement 2025 Portfolio	Columbia Large Cap Enhanced Core Fund
Columbia Retirement 2030 Portfolio	Columbia Large Cap Value Fund
Columbia Retirement 2035 Portfolio	Columbia Mid Cap Value Fund
Columbia Retirement 2040 Portfolio	Supplement to the Prospectuses and Statements of
Supplement to the Prospectuses and Statement of Additional	Additional Information dated July 1, 2009 (for Class
Information dated March 1, 2009	A, Class B, Class C, Class R and Class Z shares, as
applicable) and the Prospectuses and Statements of
Columbia Marsico Growth Fund, Variable Series	Additional Information dated July 15, 2009 (for
Columbia Marsico Focused Equities Fund, Variable Series	Class Y shares)
Columbia Mid Cap Growth Fund, Variable Series
Columbia Marsico 21st Century Fund, Variable Series	Columbia Asset Allocation Fund II
Columbia Marsico International Opportunities Fund, Variable	Columbia LifeGoal® Balanced Growth Portfolio
Series	Columbia LifeGoal® Growth Portfolio
Columbia High Yield Fund, Variable Series	Columbia LifeGoal® Income and Growth Portfolio
Supplement to the Prospectuses dated May 1, 2009 and	Columbia LifeGoal® Income Portfolio
Statement of Additional Information dated May 1, 2009, as	Columbia Masters International Equity Portfolio
revised June 9, 2009	Columbia California Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia Convertible Securities Fund	Columbia Maryland Intermediate Municipal Bond Fund
Columbia International Value Fund	Columbia North Carolina Intermediate Municipal Bond
Columbia Large Cap Core Fund	Fund
Columbia Large Cap Index Fund	Columbia South Carolina Intermediate Municipal Bond
Columbia Marsico 21st Century Fund	Fund
Columbia Marsico Focused Equities Fund	Columbia Virginia Intermediate Municipal Bond Fund
Columbia Marsico Growth Fund	Columbia High Income Fund
Columbia Mid Cap Index Fund	Columbia Short Term Bond Fund
Columbia Overseas Value Fund	Columbia Short Term Municipal Bond Fund
Columbia Small Cap Growth Fund II	Columbia Total Return Bond Fund
Columbia Small Cap Index Fund	Corporate Bond Portfolio
Columbia Small Cap Value Fund II	Mortgage- and Asset-Backed Portfolio
Supplement to the Prospectuses and Statements of	Supplement to the Prospectuses and Statements of
Additional Information dated July 1, 2009	Additional Information dated August 1, 2009

Columbia Global Value Fund
Columbia Marsico Global Fund
Columbia Marsico International Opportunities Fund
Supplement to the Prospectuses dated July 1, 2009 and
Statement of Additional Information dated September 11,
2009

(Each a “Fund” and together the “Funds”)

As was previously reported, on September 29, 2009, Bank of America, N.A., the indirect parent company of Columbia Management Advisors, LLC (the “Advisor”), entered into an agreement to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. (the “Purchaser”). The transaction (“Transaction”) includes a sale of the part of the asset management business that advises long-term mutual funds, including the Funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010.

Under the Investment Company Act of 1940, the closing of the Transaction will cause each Fund’s current investment advisory agreement with the Advisor to terminate. In connection with the Transaction, each Fund’s Board of Trustees has approved a new investment management services agreement with RiverSource Investments, LLC (“RiverSource”), a wholly-owned subsidiary of the Purchaser, covering each Fund. The new investment management services agreement with RiverSource and, for any sub-advised Fund, a new subadvisory agreement to continue the services of the existing sub-advisor, will be submitted to the shareholders of each Fund for their approval at a joint special meeting of shareholders that has been scheduled for March 3, 2010.

Shareholders should retain this Supplement for future reference.

INT-47/30110-0110